Note 52 Fees for audits conducted (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Fees for audits conducted [Line Items]
Legal audit of bbva sa or its companies under control	[1]	€ 7.9	€ 7.6
Other audit services of bbva sa or its companies under control	[1]	5.4	5.2
Limited review of bbva sa or its companies under control	[1]	1.9	1.4
Reports related to issuances	[1]	1.0	0.4
Assurance services and other required by the regulator	[1]	€ 0.8	€ 0.8

[1]	(1) Services provided by Ernst & Young, S.L. to companies located in Spain, to the branch of BBVA in New York and to the branch of BBVA in London.